Share-Based Payments (Details Textual) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 12, 2013	Feb. 18, 2011	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2016	Jan. 31, 2015	Apr. 30, 2015	Apr. 30, 2014
Stock-based compensation expense			$ 567,000	$ 657,000	$ 2,090,000	$ 2,284,000	$ 3,162,000	$ 2,807,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 3.12		$ 3.60	$ 8.04	$ 7.32	$ 11.52
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					331,582		1,763,380	816,111
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Period, Fair Value							$ 0	$ 15,000
Stock options award Shares to purchase common Stock	16,667
Share Based Compensation Arrangement By Share Based Payment Award Warrants Outstanding			2,109,840		2,109,840		2,109,840
Share Based Compensation Arrangement By Share Based Payment Award Shares Exchanged In Period							1,656,073
Share Based Compensation Arrangement By Share Based Payment Award Options For Exchanges In Period Weighted Average Exercise Price							$ 4.92
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period							1,468,161
Stock or Unit Option Plan Expense							$ 213,951
Additional Stock Option Plan Expense							386,578
General and Administrative Expense [Member]
Stock-based compensation expense			$ 488,000	$ 474,000	$ 1,600,000	$ 1,530,000	2,204,000	$ 2,298,000
Stock or Unit Option Plan Expense							$ 213,952
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options For Exchanges In Period Weighted Average Exercise Price							$ 5.64
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options For Exchanges In Period Weighted Average Exercise Price							$ 15.96
Equity Incentive Plan 2010 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures, Total		30,000,000
Director Compensation Plan [Member]
Stock options award Shares to purchase common Stock	8,333
Stock Options Award Shares To Purchase Unregistered Common Stock	1,667
Share Based Compensation Arrangement by Share Based Payment Award Options Vested Percentage	25.00%
Chief Executive Officer and President [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					224,663		224,663
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures, Total					224,663		224,663
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							96,283
President [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							90,358
March 2015 Private Placement [Member]
Warrants Issued During Period for Common Stock					1,849,285		1,849,285